Related parties - Summary of key management personnel compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
Directors’ fees	$ 23	$ 199	$ 420
Salaries, wages and other benefits	5,868	2,332	4,240
Contributions to defined contribution retirement plan	20	14	15
Equity-settled share-based payment expenses (note)	3,937	5,384	10,297
Total	$ 9,848	$ 7,929	$ 14,972